SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2014
SHARE-BASED COMPENSATION [Abstract]
SHARE-BASED COMPENSATION
14.	SHARE-BASED COMPENSATION

Pursuant to ASC 718, the Company recognizes share-based compensation over the requisite service periods and performance condition for any share option and restricted share granted based on the fair values of share option and restricted share on the dates of grant. The fair value of restricted shares and ordinary shares are equal to the market value of the Company's common stock on the date of grant.

Share-based compensation expense recognized for the years ended December 31, 2012, 2013 and 2014 was $2,074, $1,808 and $1,726 respectively. No income tax benefit was recognized in the consolidated statements of comprehensive loss/income for share-based compensation arrangements for the years ended December 31, 2012, 2013 and 2014, respectively, as no tax deduction was claimed.

The Company has two share option plans to honor the contributions of employees and non-employee consultants. The first plan was adopted in March 2004 (the “2004 Plan”). In November 2005, the second plan, the 2005 Share Incentive Plan (the “2005 Plan”) was adopted to replace the 2004 Plan. The options granted under the two share option plans have a contractual life of 10 years from the date of grant.

2004 Plan:

The 2004 Plan provides for the granting of share options to employees and non-employee consultants of the Company. The Company has reserved 12,541,080 ordinary shares for grant under the 2004 Plan.

A majority of the options granted under the 2004 Plan have a vesting period of five years. Under the vesting schedule, 20% of the share options would vest one year after the grant date, and 10% of the share options would vest semi-annually over the next four years, or 1/60 of the shares options shall vest monthly over the subsequent four years.

The 2004 Plan was terminated in November 2005, and the remaining options available for grant were transferred to the 2005 Plan.

Employee options:

Under the 2004 Plan, the Company granted total of 10,006,600 share options to employees with an exercise price range of between $1.60 and $3.00.

The Company recognized no compensation expenses for the years ended December 31, 2012, 2013 and 2014 respectively.

Non-employee options:

Under the 2004 Plan, for the service of non-employee consultants, the Company granted a total of 664,800 share options to non-employees with an exercise price range of between $1.60 and $2.50.

The Company recorded no consultancy fee expense with respect to research and development activities for the years ended December 31, 2012, 2013 and 2014, respectively.

2005 Plan:

The 2005 Plan provides for the granting of share options and restricted shares to employees and non-employee consultants of the Company. The 3,065,505 share options which were not issued under the 2004 Plan were transferred to the 2005 Plan. Subsequently, another 10,000,000 shares were authorized for future grants.

Options granted thereafter are made under the 2005 Plan and no new options were granted under the 2004 Plan. The Company has reserved 13,065,505 ordinary shares for grant and authorized another 18,000,000 shares under the 2005 Plan as of December 31, 2014. The Board of Directors may terminate the 2005 Plan at any time at its discretion.

Employee options:

Options granted under the 2005 Plan have vesting periods of one year, three years or five years. For options with one year vesting period, 16.7% of the options will be vested one year or each quarter after the vesting commencement date for every quarterly performance review for the first three quarters of the year in which the Company gives employees satisfactory evaluations, 50% of the shares will be vested one year after the vesting commencement date if the Company gives employees satisfactory evaluations on their annual performance review. For options with a three year vesting period, 1/3 of the share options will vest one year after the grant date and 1/6 shall vest semi-annually over the next two years. For options with a five year vesting period, 20% of the share options will vest one year after the grant date, and 10% of the share options shall vest semi-annually over the next four years.

Under the 2005 Plan, the Company granted 31,754,037 share options to employees as of December 31, 2012. During 2013, the Company granted 2,423,324 and 210,000 shares options with an exercise price of $0.0001 and $0.36, respectively. In 2014, the Company granted 524,000, 100,000, 20,000, 800,000 and 1,500,000 shares options with an exercise price of $0.0001, $0.485, $0.9075, $0.875 and $1.93, respectively.

The Company recognized $1,313, $1,476 and $1,618 in share-based compensation expense for the years ended December 31, 2012, 2013 and 2014, respectively.

Employee restricted shares:

Under the 2005 Plan, the Company granted 3,440,600 restricted shares up to December 31, 2014 to employees with vesting period between one and five years.

The Company recognized $44, $40 and $15 in share-based compensation expense for the years ended December 31, 2012, 2013 and 2014, respectively.

Non-employee options:

Under the 2005 Plan, up to December 31, 2014, for services provided by non-employee consultants, the Company granted 2,262,892 share options to non-employees with an exercise price range of between $0.0001 and $4.55. Nil, 597,260 and 531,132 non-employee share options were granted in the years ended December 31, 2012, 2013 and 2014, respectively.

As of December 31, 2013, The Company granted 575,108 and 22,152 shares of performance-based stock options to 14 employees of Beijing Zhongxing Yingcai Technology Ltd. (“Zhongxinyingcai”), which is the major shareholder of Vimicro Qingdao, and one employee of Zhongtianxin, respectively. In 2014, the 14 employees of Zhongxinyingcai transferred into and became the Company's employee. In addition, the Company new granted 19,728 and 11,404 shares of performance-based stock options to one employee of Zhongxinyingcai and two employees of Zhongtianxin, respectively, in 2014. The Company also granted 100,000 and 400,000 shares of service-based stock options to one employee of Zhongxinyingcai and three employees of Zhongtianxin, respectively. The grants in 2013 and 2014 were for an exchange of consultancy services. All of share-based compensation expenses were recognized in an amount of $230 and $84 relating to these individuals of the Group in 2013 and in 2014.

The Company recorded consultancy fee expense with respect to research and development and selling activities of $2, $230 and $93 for the years ended December 31, 2012, 2013 and 2014, respectively.

Non-employee restricted shares:

The Company recognized nil in share-based compensation for the years ended December 31, 2012, 2013 and 2014, respectively.

Under the 2005 Plan, up to December 31, 2010, the Company granted 200,000 restricted shares with a vesting period of three years and 30,000 restricted shares with a vesting period of one year to non-employees. The vesting schedules are that 1/36 of the restricted shares will vest each month and 100% vested in one year after the grant date, respectively.

Option repricing under the 2004 Plan and 2005Plan:

On May 18, 2012, the Company repriced 20,484,420 outstanding options which were previously granted to the Group's key employees and directors. The options, previously all issued pursuant to the 2004 Plan and 2005 Plan and partially repriced on March 27, 2008, were repriced based on the closing price on May 18, 2012 which was $0.195 per ordinary share. The repriced options were previously issued with $0.32 to $4.55 per ordinary share option exercise prices, and the partially repriced options were previously repriced to $0.70 per ordinary share option exercise prices reflecting the market prices of the Company's stock on March 27, 2008.

The Company recognized the related share-based compensation expense arising from re-pricing of options of $715, $62 and $62 for the years ended December 31, 2012, 2013 and 2014, respectively.

Summary of share options granted to both employees and non-employees as of December 31, 2014 is presented below:

		Weighted-
	Number of	average
	Options	exercise price
Outstanding at December 31, 2013	29,920,388	0.40
Options granted	3,475,132	1.33
Options exercised	(10,372,019)	0.28
Options expired or canceled	(950,230)	0.52
Options forfeited	(50,002)	1.85
Outstanding at December 31, 2014	22,023,269	0.59
Vested and expected to vest at December 31, 2014	21,428,424	0.59

Total intrinsic value of options exercised for the years ended December 31, 2012, 2013 and 2014 was $125, $166 and $9,206, respectively.

The aggregate intrinsic value and weighted-average remaining contractual life for share options vested and expected to vest at December 31, 2014 were $22,449 and 5.32 years, respectively.

The weighted-average grant date fair value of options granted for each of the years ended December 31, 2012, 2013 and 2014 were $0.33, $0.44 and $1.33, respectively.

The total fair value of shares vested during the years ended December 31, 2012, 2013 and 2014 was $714, $1,318 and $1,696, respectively.

As of December 31, 2014, total unrecognized share-based compensation expense related to share options was $3,113. The unrecognized share-based compensation expense is expected to be recognized over a weighted-average vesting period of 2.76 years. To the extent the actual forfeiture rate is different from the original estimate, actual share based compensation related to these awards may be different from the expectation.

Summary of restricted shares granted to both employees and non-employees as of December 31, 2014 is presented below:

		Weighted
	Number of	average
	restricted	grant date
	shares	fair value
Non-vested at December 31, 2013	26,000	1.00
Vested	(26,000)	1.00
Non-vested at December 31, 2014	-	-

As of December 31, 2014, total unrecognized share-based compensation expense related to restricted shares was nil. To the extent the actual forfeiture rate is different from the original estimate. Actual share-based compensation related to these awards may be different from the expectation.

The total fair value of shares vested during the years ended December 31, 2012, 2013 and 2014 was $14, $38 and $26, respectively.

There were no capitalized share-based compensation expenses for the years ended December 31, 2012, 2013 and 2014.

The following table summarizes information with respect to options outstanding as of December 31, 2014:

	Options outstanding				Options exercisable
		Weighted-				Weighted-
		Average				average
		Remaining	Weighted-	Intrinsic		remaining	Weighted-	Intrinsic
Range of	Number of	Contractual	average	value as of	Number of	contractual	Average	value as of
exercise	options	life	exercise	December	options	life	Exercise	December
price	outstanding	(years)	price	31,2014	exercisable	(years)	Price	31,2014

*0.00-0.38	16,395,343	5.14	0.17		12,457,211	4.53	0.16
0.40-0.63	156,000	7.47	0.48		53,600	4.65	0.47
0.68-0.97	1,395,556	7.37	0.85		489,556	4.39	0.81
1.00-1.39	351,570	3.17	1.22		341,970	3.11	1.23
1.47-1.60	63,100	2.30	1.57		63,100	2.30	1.57
1.73-2.10	2,207,200	8.92	1.93		207,200	0.47	1.96
2.27-2.59	623,000	1.48	2.50		623,000	1.48	2.50
2.75-2.82	506,500	1.20	2.81		506,500	1.20	2.81
3.00-3.37	185,000	1.38	3.14		185,000	1.38	3.14
4.22-4.55	140,000	1.29	4.46		140,000	1.29	4.46
	22,023,269	5.39	0.59	22,969	15,067,137	4.12	0.50	17,100

* The exercise price was $0.0001.

The estimated grant date fair values of each option outstanding for employees and non-employees range from $0 to $3.35 and $0 to $1.68, respectively. The Company estimates the grant date fair value of stock options using a Black-Scholes option-pricing model.

Employee grants:

The assumptions below are for options with a 5 year vesting period after grant date:

	2012	2013	2014
Risk-free interest rates (%)(1)	1.04-1.57	1.55-1.62	1.37-1.75
Expected life(2)	5.7-5.8 years	5.4-6.2 years	6.38-6.47years
Expected dividend yield (%)(3)	—	—	—
Expected volatility (%)(4)	50-51	52-53	67-68

The assumptions below are for options with a 1 year vesting period based on performance conditions after grant date:

	2012	2013	2014
Risk-free interest rates (%)(1)	0.18-0.21	0.13	0.10
Expected life(2)	1 year	1 year	1year
Expected dividend yield (%)(3)	—	—	—
Expected volatility (%)(4)	52-59	52-53	67-68

(1)	The risk-free interest rate is based on the United States Treasury Bill for a term of 1, 5 or 7 years which is consistent with the expected life of the awards.

(2)	The Company calculates the expected life of share options based on its employees' historical experience.

(3)	The Company currently has no history or expectation of paying dividends on its ordinary shares.

(4)	The Company estimated volatility based on the historical volatilities of the Company.

Non-employee grants:

	2012	2013	2014
Risk-free interest rates (%)(1)	0.56-1.22	0.65-1.85	0.10-1.37
Expected life(2)	5 years	1 year	1-6.47years
Expected dividend yield (%)(3)	—	—	—
Expected volatility (%) (4)	50-51	45-49	67-68

(1)	The risk-free interest rate is based on the United States Treasury Bill for a term of 5 years consistent with the expected life of the awards.

(2)
The Company uses a vesting term of 5 years as the expected life of share options, except for performance based options which had an exercise price of $0.0001 and a 1 year vesting term period based on historical experience.

(3)	The Company currently has no history or expectation of paying dividends on its ordinary shares.

(4)	The Company estimated volatility based on the historical volatilities of the Company.